Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 25,536	$ 2,367	$ 7,468
Cost of revenue	(22,096)	(1,176)	(2,523)
Gross Margin	3,440	1,191	4,945
Operating Expenses
Product development costs	1,404,308	482,141	498,996
Professional fees	814,677	920,208	881,016
Selling, general and administrative expenses	2,598,426	2,867,250	1,566,306
Total operating expenses	4,817,411	4,269,599	2,946,318
Loss before other items	(4,813,971)	(4,268,408)	(2,941,373)
Other Items
Interest expense	(2,521,543)	(6,350,401)	(5,468,328)
Loss on settlement of debt	(139,000)		(33,614)
Total other items	(2,660,543)	(6,350,401)	(5,501,942)
Net Loss	(7,474,514)	(10,618,809)	(8,443,315)
Other Comprehensive Income (Loss)
Exchange difference on translating foreign operations	(6,991)	17,556	(11,409)
Comprehensive loss for the year	$ (7,481,505)	$ (10,601,253)	$ (8,454,724)
Weighted average number of ordinary shares outstanding, basic and diluted	581,016,295	548,078,686	534,980,347
Loss per share, basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)